Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 29, 2016
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY MUTUAL FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000100334
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	ck000077367_SupplementTextBlock

American Century Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement Veedot® Fund
Supplement dated August 1, 2016 ■ Summary Prospectus dated March 1, 2016 (as revised March 21, 2016) and Prospectus dated March 1, 2016

VEEDOT FUND
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 1 of the summary prospectus and page 2 of the prospectus:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
VEEDOT FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	683
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,513
VEEDOT FUND | INSTITUTIONAL CLASS
Prospectus:	rr_ProspectusTable
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	576
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,285

[1]	Effective August 1, 2016, the advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.